       As filed with the Securities and Exchange Commission on March 21, 2000
                                                       Registration No. 33-16439
                                                                        811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /x/

                           PRE-EFFECTIVE AMENDMENT NO.                     / /

                        POST-EFFECTIVE AMENDMENT NO. 38                    /x/

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /x/

                               AMENDMENT NO. 40                            /x/

                               RS INVESTMENT TRUST
                 (formerly, Robertson Stephens Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                          388 Market Street, Suite 200
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                G. RANDALL HECHT
                          c/o RS Investment Management
                          388 Market Street, Suite 200
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                                   Copies to:
                           TIMOTHY W. DIGGINS, ESQUIRE
                                  ROPES & GRAY
                             One International Place
                              Boston, MA 02110-2624

Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:
   (check appropriate box)

/ /   Immediately upon filing pursuant to paragraph (b);
/ /   On (date) pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a)(1);
/ /   On (date) pursuant to paragraph (a)(1);
/X/   75 days after filing pursuant to paragraph (a)(2); or
/ /   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B OF THIS AMENDMENT RELATE ONLY TO RS AGGRESSIVE GROWTH FUND, A NEW SERIES OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE REGISTRANT IS AMENDED, DELETED, OR SUPERSEDED BY PARTS A AND B OF THIS AMENDMENT.

RS INVESTMENT TRUST
388 Market Street, Suite 200
San Francisco, CA 94111                                               PROSPECTUS
800-766-FUND                                                      March 22, 2000
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                           RS AGGRESSIVE GROWTH FUND

    The RS Aggressive Growth Fund seeks capital appreciation. The Fund invests in equity securities of companies of any size offering the potential for significant increases in value. RS Investment Management, L.P. is the Fund's investment adviser.

    The RS Aggressive Growth Fund is a series of shares of RS Investment Trust.

    You can call RS Investment Management at (800) 766-FUND to find out more about the Fund. This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                                   SECURITIES
OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                                      THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Summary Information.........................................      3

Objective, Principal Investment Strategies, and Principal
 Risks......................................................      3

Fees and Expenses...........................................      4

Other Investment Strategies and Risks.......................      5

Risks of Investing in the Fund..............................      5

Management of the Fund......................................      8

How the Fund's Shares Are Priced............................      9

How to Purchase Shares......................................      9

Initial Investments.........................................     10

Subsequent Investments......................................     10

Other Information About Purchasing Shares...................     11

How to Sell Shares..........................................     11

Redemptions by Mail.........................................     11

Redemptions by Telephone....................................     11

Wire Transfer of Redemptions................................     12

General Redemption Policies.................................     12

Exchanges...................................................     12

Dividends and Distributions.................................     13

Taxes.......................................................     13

Distribution Arrangements and Rule 12b-1 Fees...............     14

Additional Information......................................     15

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                              SUMMARY INFORMATION

    Objective, Principal Investment Strategies, and Principal Risks.

-  INVESTMENT OBJECTIVE.  Capital appreciation.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in companies of any size that RS Investment Management believes offer the potential for significant increases in value. The Fund generally invests in industry segments that are experiencing rapid growth and in companies with proprietary advantages.

    RS Investment Management typically considers a number of factors in evaluating a potential investment, including, for example, whether the company has a distinct proprietary element; whether it is gaining market share; whether it is earning superior margins or experiencing superior profitability or whose incremental margins have potential to show improving returns; whether it participates in an emerging space with a large market opportunity; and whether it has a strong management team. RS Investment Management may consider selling a security for the Fund if the issuer's growth rate deteriorates or its performance otherwise disappoints, if the price of the security attains RS Investment Management's price target or otherwise appears relatively high to RS Investment Management, or if there is an unfavorable change in the issuer's management or corporate plans or if institutional ownership of the security increases substantially.

    The Fund may sell securities short if RS Investment Management expects the value of these securities to decline.

- PRINCIPAL INVESTMENTS. The Fund invests principally in common stocks, but may also invest any portion of its assets in preferred stocks and warrants. The Fund will likely invest a portion of its assets in technology companies.

-  PRINCIPAL RISKS.

-    It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES. One risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by RS Investment Management, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

- OVERWEIGHTING. Overweighting investments in certain sectors or industries of the U.S. stock market increases the risk that the Fund will suffer a loss because of general advances or declines in the prices of stocks in those sectors or industries.

- TECHNOLOGY AND INTERNET INVESTMENTS. The Fund's investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, or the prospects of a company to develop and market a particular technology successfully, or of technology or Internet-related investments generally.

- SMALL COMPANIES. Although the Fund may invest its assets in companies of any size, it is likely that some portion of the Fund's assets will be invested in smaller companies. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- SHORT SALES AND SHORT POSITIONS. The Fund may sell securities short and may take short positions on broad securities market indexes, such as the Standard & Poor's 500 Index. The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale

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    when RS Investment Management anticipates that the price of the security will decline. The Fund may sell futures contracts and related options on a broad market index if RS Investment Management expects a broad market decline. Short positions may result in a loss if the market price of the security or index in question increases between the date when the Fund enters into the short position and the date on which the Fund closes the short position. The Fund may enter into short sales on securities with a value of up to 25% of the Fund's total assets.

- PORTFOLIO TURNOVER. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates. RS Investment Management anticipates that the portfolio turnover rate for the Fund's first full year of operation will not exceed 200%.

                               FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load) Imposed on Purchases            None
  Maximum Deferred Sales Charge (Load)                        None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends                                                 None
  Redemption Fee*                                             None
  Exchange Fee                                                None

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTION BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                1.00%
Distribution (12b-1) Fees                                      0.25%
Other Expenses                                                 0.38%(1)
                                                               -----
Total Annual Fund Operating Expenses                           1.63%

--------------------------
(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

    Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                                            1 YEAR    3 YEARS
                                                           --------   --------
RS Aggressive Growth Fund                                    $166       $514

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                     OTHER INVESTMENT STRATEGIES AND RISKS

    In addition to the principal investment strategies described in the Summary Information section above, the Fund may at times use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that RS Investment Management might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of RS Investment Management.

    The Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Fund's principal risks and the circumstances that could adversely affect the value of the Fund's shares or its total return.

    The Fund's investment strategies and portfolio investments may differ from those of most other mutual funds. RS Investment Management seeks aggressively to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. RS Investment Management may devote more of the Fund's assets to pursuing an investment opportunity than many other mutual funds might; it may buy or sell an investment at times different from when most other mutual funds might do so; and it may select investments for the Fund that would be inappropriate for less aggressive mutual funds. The Fund may hold a portion of its assets in cash or money market investments.

    All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.

    The Trustees of the Trust may change the investment objective and policies of the Fund without a vote of the shareholders unless otherwise specifically stated.

RISKS OF INVESTING IN THE FUND
-------------------------------------

    SECTOR CONCENTRATION. At times the Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Fund would only concentrate its investment in a particular market sector if RS Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When the Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    HIGH-TECHNOLOGY AND THE INTERNET. The Fund may invest a substantial portion of its assets in companies in high-technology or Internet-related sectors. Companies in those sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial conditions. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Investments in these sectors may be highly volatile.

    INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have

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limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized, and have little or no track record of success. Also, the Fund may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    FOREIGN SECURITIES. The Fund may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

    OPTIONS AND FUTURES. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require

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the Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Fund that are the subject of a hedge. The successful use by the Fund of the strategies described above further depends on the ability of RS Investment Management to forecast market movements correctly. Other risks arise from the Fund's potential inability to close out futures or options positions. Although the Fund will enter into an options or futures transactions only if RS Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

    The Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. The Fund may in certain instances purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of RS Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    SHORT SALES. When RS Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

    The Fund may enter into short sales on securities with a value of up to 25% of the Fund's total assets. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage, which increases the Fund's market exposure and its risk. The use of short sales by the Fund may provide the economic equivalent of the Fund's borrowing money. If the Fund is leveraged, the Fund's net asset value will normally increase or decrease more than if it were not leveraged. Successful use of short sales depends on RS Investment Management's ability to predict market movements correctly.

    DEFENSIVE STRATEGIES. At times, RS Investment Management may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities RS Investment Management believes to be

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consistent with the Fund's best interests. If such a temporary "defensive"
strategy is implemented, the Fund may not achieve its investment objective.

    PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER
-------------------------------------

    RS Investment Management, L.P., 388 Market Street, Suite 200, San Francisco, CA 94111, is the investment adviser for the Fund. RS Investment Management, L.P. is a California partnership that was formed in 1993.

    Subject to such policies as the Trustees may determine, RS Investment Management furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. The Trust pays all expenses not assumed by RS Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Fund's Distribution Plan.

    RS Investment Management places all orders for purchases and sales of the Fund's investments. In selecting broker-dealers, RS Investment Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, RS Investment Management may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

    RS Investment Management may at times bear certain expenses of the Fund. The Investment Advisory Agreement between the Fund and RS Investment Management permits RS Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. The Fund has entered into an agreement with RS Investment Management pursuant to which RS Investment Management provides administrative services to the Fund. No fees are payable by the Fund under the agreement.

    PORTFOLIO MANAGERS. The Fund is managed by a team of investment professionals at RS Investment Management. Mr. James L. Callinan currently serves as senior member of the team. Mr. Callinan is also the portfolio manager for RS Emerging Growth Fund and a co-manager of RS Internet Age Fund. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.

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                        HOW THE FUND'S SHARES ARE PRICED

CALCULATION OF NET ASSET VALUE
-------------------------------------

    The Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding. Shares are valued as of 4:30 p.m. eastern time on each day the New York Stock Exchange is open. The Fund values its portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair values as determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees.

    The Fund will not price its shares on days when the New York Stock Exchange is closed. The Fund expects that the days, other than weekend days, that the New York Stock Exchange will be closed are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day.

    Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Fund's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Fund may invest may trade on days when such Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

    Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value are computed as of such times. Also because of the amount of time required to collect and process trading information as to large number of securities issues, the values of certain securities (such as convertible bonds) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

    During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by each shareholder, up to the lesser of $250,000 and 1% of the value of the Fund's net assets at the beginning of the period. Should redemptions by any shareholder of the Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                             HOW TO PURCHASE SHARES

    Currently, your minimum initial investment is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA). You may obtain an Application by calling the Fund at 1-800-766-FUND, or by writing to the Fund at 388 Market Street, Suite 200, San Francisco, CA 94111. For more information on RS Fund IRAs,

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please call to request an IRA Disclosure Statement.

INITIAL INVESTMENTS
-------------------------------------

    You may make your initial investment by mail or by wire transfer as described below.

    BY MAIL: Send a completed Application, together with a check made payable to the Fund, to the Fund's Transfer Agent: National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717.

    BY OVERNIGHT MAIL: Send the information described above to: 330 West 9th Street, First Floor, Kansas City, MO 64105.

    BY WIRE:

(1) Telephone National Financial Data Services at 1-800-624-8025. Indicate the name(s) to be used on the account registration, the mailing address, your social security or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

(2) Then instruct your bank to wire the specified amount, along with your account name and number to:

    State Street Bank and Trust Company
    ABA# 011 000028
    Attn.: Custody
    DDA# 99047177
    225 Franklin Street
    Boston, MA 02110
    Credit: RS Aggressive Growth Fund
    For further credit:
    ---------------------------------
    (Shareholder's name)
    ---------------------------------
    (Shareholder's account #)

(3) At the same time, you MUST mail a completed and signed Application to:
    National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717. Please include your account number on the Application. Failure to supply a signed Application may result in backup withholding.

    You also may purchase and sell shares of the Fund through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Fund. The Fund, RS Investment Management, or Provident Distributors, Inc. ("Provident"), the Fund's distributor, may in their discretion pay such brokers for shareholder, subaccounting, and other services.

SUBSEQUENT INVESTMENTS
-------------------------------------

    After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

    AUTOBUY. The Autobuy option allows shareholders to purchase shares by moving money directly from their checking account to the Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account in any amount that does not exceed the cumulative dollar value held in the account, by calling the Transfer Agent at 1-800-624-8025 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House
(ACH) system. Shares will be issued at the net asset value per share after the Fund accepts your order, which will typically be on the date when you provide proper instructions to the Transfer Agent (assuming you do so prior to the close of the New York Stock Exchange). There is no fee for this option. If you did not establish this option at the time you opened your account, but wish to do so now, send a letter of instruction, along with a voided check, to the Transfer Agent.

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--------------------------------------------------------------------------------

OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    All purchases of the Fund's shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by the Fund before any purchase becomes effective. Failure to include your specific Fund and account information may delay processing of purchases. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How the Fund's Shares are Priced." Please initiate any wire transfer early in the morning to ensure that the wire is received by the Fund before the close of the New York Stock Exchange, normally 4:00 p.m. eastern time.

    All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. Third-party checks will not be accepted as payment for purchases. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Fund or the Transfer Agent. The Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

    The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this Prospectus.

    No share certificates will be issued.

                               HOW TO SELL SHARES

    You may redeem your shares, or sell your shares back to the Fund on any business day by following one of the procedures explained below.

REDEMPTIONS BY MAIL
-------------------------------------

    You may redeem your shares of the Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your Fund and account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE
-------------------------------------

    Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. eastern time, on any day the New York Stock Exchange is open for business.

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--------------------------------------------------------------------------------

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. The Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

WIRE TRANSFER OF REDEMPTIONS
-------------------------------------

    If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

    AUTOSELL: The Autosell option allows shareholders to redeem shares from their RS Fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-624-8025 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account but wish to do so now, send a letter of instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you purchase shares of the Fund through the Autobuy option and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after your purchase of shares through the Autobuy option is accepted.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                                   EXCHANGES

    Shares of the Fund may be exchanged for shares of another series of the Trust, but only after you obtain and read the prospectus of the series into which you are exchanging. Please call 1-800-766-FUND for a prospectus or more information. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate series of the Trust are qualified for sale. However, you may not exchange your investment more than four times in any twelve-month period (including the initial exchange of your investment during the period, and subsequent exchanges of that investment from other series during the same twelve-month period).

    Investors should note that an exchange will result in a taxable event and will generally result in a taxable gain or loss. Exchange privileges may be terminated, modified, or suspended by the Fund upon 60 days' prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Fund for details), you may make exchanges by telephone.

                          DIVIDENDS AND DISTRIBUTIONS

    The Fund distributes substantially all of its net investment income and net capital gains to shareholders at least annually (more often, if necessary to avoid certain excise or income taxes on the Fund).

    YOU MAY CHOOSE EITHER OF THE FOLLOWING DISTRIBUTION OPTIONS:

-  Reinvest your distributions in additional shares of the Fund; or

-  Receive your distributions in cash.

    All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days' prior written notice to the Transfer Agent.

                                     TAXES

    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long shareholders have held Fund shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before an investment in the Fund (and thus were included in the price paid for the Fund shares). Distributions of gains from investments that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

    TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Fund will also generally be subject to federal income or capital

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
gains tax, depending on your holding period. The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

    The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders in the Fund that invests more than 50% of its assets in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes.

    CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

                 DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

    Provident Distributors, Inc. is the principal underwriter of the Fund's shares. To compensate Provident for the services it provides and for the expenses it bears in connection with the distribution of the Fund's shares, the Fund makes payments to Provident under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund pays Provident compensation, accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. Provident may pay brokers a commission expressed as a percentage of the purchase price of shares of the Fund.

    RS Investment Management or its affiliates provide certain services to Provident in respect of the promotion of the shares of the Fund. In return for those services, Provident pays to RS Investment Management or those affiliates a portion of the payments received by Provident under the Distribution Plan.

    RS Investment Management and its affiliates or Provident, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Fund's shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

    The Fund pays distribution and other fees for the sale of its shares and for services provided to shareholders out of the Fund's assets on an on-going basis. As a result, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

    The Trust's Statement of Additional Information ("SAI") for the Fund dated March 22, 2000 contains additional information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is part of this prospectus for legal purposes. You may obtain a free copy of the SAI, request other information about the Fund, or make shareholder inquiries by writing to the Trust at the address below or by telephoning 1-800-766-FUND.

    The Trust, RSIM, L.P., and Provident have adopted codes of ethics which, under certain circumstances, permit personnel subject to those codes to invest in securities that may be purchased or held by the Fund. The codes of ethics of the Trust, RSIM, L.P., and Provident will be filed as an exhibit to the Trust's registration statement after May 1, 2000. You may review and copy information about the Trust, including the SAI and the codes of ethics (when filed), at the Securities and Exchange Commissions Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. The Commission maintains a World Wide Web site at http://www.sec.gov, which contains reports and other information about the Fund. You may also obtain copies of these materials, including the codes of ethics (when filed), upon payment of a duplicating fee, by electronic request at the following E-mail address publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-05159.

ADDRESS CORRESPONDENCE TO:
RS Investment Management
388 Market Street, Suite 200
San Francisco, CA 94111
World Wide Web Address: http://www.rsim.com

Shareholder Services
1-800-766-FUND

                                     [LOGO]

                           RS AGGRESSIVE GROWTH FUND

                                ----------------

                              RS INVESTMENT TRUST

                                ----------------

                                   PROSPECTUS
                                ----------------

                                 MARCH 22, 2000

Investment Company Act File No. 811-05159

                       STATEMENT OF ADDITIONAL INFORMATION
                            RS AGGRESSIVE GROWTH FUND

                                 MARCH 22, 2000

     RS Aggressive Growth Fund (the "Fund") is a series of shares of RS Investment Trust (the "Trust"), an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated March 22, 2000, as it may be revised from time to time. A copy of the Fund's Prospectus can be obtained upon request made to RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111 telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

     CAPTION                                                             PAGE
INVESTMENTS AND RISKS.....................................................B-2
THE FUND'S INVESTMENT LIMITATIONS........................................B-11
DISTRIBUTION PLAN........................................................B-17
HOW NET ASSET VALUE IS DETERMINED........................................B-17
TAXES....................................................................B-18
HOW PERFORMANCE IS DETERMINED............................................B-20
ADDITIONAL INFORMATION...................................................B-22
APPENDIX A...............................................................B-23

                                TRUST INFORMATION

TRUST HISTORY AND FUND CLASSIFICATION

RS Investment Trust (formerly, Robertson Stephens Investment Trust) was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust currently offers shares of beneficial interest of various series with separate investment objectives and policies, of which the Fund is one. The Fund is a diversified, open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities). The Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

CAPITALIZATION

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares.

The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund and one or more other series of the Trust may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

Shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of the Fund vote separately as a single series of the Trust except when required by law or determined by the Board of Trustees. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

                              INVESTMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks which are described below.

RS Investment Management, L.P. ("RSIM, L.P.") serves as investment adviser to the Fund.

OPTIONS

The Fund may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that the Fund's use of put and call options will achieve its desired objective, and the Fund's use of options may result in losses to the Fund.

COVERED CALL OPTIONS. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to attempt to enhance its current return.

OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if RSIM, L.P. believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that RSIM, L.P. will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of RSIM, L.P. to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when RSIM, L.P. believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund, the Trust and other clients of RSIM, L.P. may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations may also restrict the Fund's use of options.

SPECIAL EXPIRATION PRICE OPTIONS

The Fund may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that RSIM, L.P. believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce the Fund's profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

FUTURES CONTRACTS

INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. RSIM, L.P. will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to RSIM, L.P.'s ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by RSIM, L.P. still may not result in a successful hedging transaction over a very short time period.

OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. RSIM, L.P. will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

SECURITIES LENDING

The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

Before the Fund enters into a loan, RSIM, L.P. considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

FOREIGN INVESTMENTS

Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

In addition, to the extent that the Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

There can be no assurance that appropriate foreign currency transactions will be available for the Fund at any time; or that the Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of RSIM, L.P., the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when RSIM, L.P. believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

The Fund may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.

TEMPORARY DEFENSIVE STRATEGIES

At times, RSIM, L.P. may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RSIM, L.P. may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive strategies", the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities RSIM, L.P. believes to be consistent with the Fund's best interests.

                        THE FUND'S INVESTMENT LIMITATIONS

The Trust has adopted the following fundamental investment restrictions which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. The Fund may not:

1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that the Fund may borrow money to the extent contemplated by Restriction 3 below;

2. purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness not represented by senior securities;

4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

5. (i) (as to 75% of the Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry;

6. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

7. purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

8. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

In addition, it is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's (and the Fund's) business. Set forth below is certain information about the Trust's trustees and executive officers:

LEONARD B. AUERBACH, TRUSTEE

c/o       RS Investment Management, 388 Market Street, Suite 200, San Francisco,
CA 94111
  Mr. Auerbach, 52, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also President of LBA&C, Inc., which served until July 1997 as general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services and related software to a variety of institutional clients. He also served until July 1997 as President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He is also a Director of Roelof Mining, Inc. and Headlands Mortgage Corp. Mr. Auerbach is President of All Performance Mortgage Trust LLC, a manager of mortgage assets. Mr. Auerbach is a limited partner in Robertson Stephens Residential Fund, L.P., RS Property Fund I, L.P., and Robertson Stephens Commercial Property Fund, L.P., of which RSRF Company, L.L.C., RSRE II., L.L.C., and Robertson, Stephens & Company, Inc., respectively, affiliates of RSIM, L.P., and RS Investment Management, Inc. ("RSIM, Inc."), another adviser to several series of the Trust, are the general partners. Mr. Auerbach has been a Trustee of the Trust since June 1987.

JOHN W. GLYNN, JR., TRUSTEE

c/o RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111
   Mr. Glynn, 57, is the Principal and Chairman of the Board of Glynn
   Capital Management, an investment management firm which he founded in 1983. Mr. Glynn is a Director of Sterling Payot Company, a private investment banking firm that advises executives and companies on inancial and strategic
   matters.   He is also a director of several private companies.  He is also a lecturer at the Darden School of Business at the University of Virginia and at the Stanford Business School. Mr. Glynn was until June 1997 a limited partner in The Orphan Fund, of which RSIM, L.P. is a general partner. He has been a Trustee of the Trust since July , 1997.

*G. RANDALL HECHT, TRUSTEE, PRESIDENT, AND PRINCIPAL EXECUTIVE OFFICER
c/o RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111

Mr. Hecht, 47, was elected President and Principal Executive Officer of the Trust in February 1999. Mr. Hecht is the chief executive officer of RSIM, L.P. and RSIM, Inc. He is also the chief executive officer and a member of RS Investment Management Co., LLC, the parent company to RSIM, L.P. and RSIM, Inc. Mr. Hecht served as Chief Operating Officer of Robertson, Stephens & Company, Inc. from January 1993 to 1997 as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of that firm's Investment Management Group. He was also a limited partner of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. He was a Trustee of the Trust from June 1987 until December 1997.

JAMES K. PETERSON, TRUSTEE
c/o RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111
   Mr. Peterson, 56, is a Managing Director of Oak Glen Consultancy,
   L.L.C., a firm which advises pension funds and other institutions on investment issues. From October 1998 until April 1999, Mr. Peterson was an employee of Mitchum, Jones & Templeton, Inc. a registered broker-dealer. He served as Director of Investment Management for the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson is a limited partner of Robertson Stephens Residential Fund, L.P., a limited partnership of which RSRF Company, L.L.C., an affiliate of RSIM, L.P. and RSIM, Inc., is the general partner. He has been a Trustee of the Trust since June 1987.

STEVEN COHEN, TREASURER
c/o RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111

Mr. Cohen, 32, is the Chief Financial Officer of RSIM, L.P. and RSIM, Inc. Prior to joining RS Investment Management in April 1999, Mr. Cohen was Trading Operations Manager of Ziff Brothers Investments from 1997 until 1998. From 1994 until 1997, he served as an Audit Manager at Ernst & Young. Mr. Cohen has been Treasurer of the Trust since April 1999.

SUZANNE DUFRANE,  SECRETARY
c/o RS Investment Management, 388 Market Street, Suite 200, San Francisco, CA 94111
   Prior to joining RS Investment Management, Ms. DuFrane was a Vice
   President at Credit Suisse First Boston in New York. From 1996-1997, Ms. DuFrane worked at Robertson Stephens Investment Management as a controller in the hedge fund group. Before joining Robertson Stephens Investment Management in 1996, Ms. DuFrane was a senior tax consultant at Price Waterhouse in San Francisco for three years. She has a B.A. in Social Science from U.C. Berkeley. Ms. DuFrane has been Secretary of the Trust since July, 1999.

Pursuant to the terms of the Advisory Agreement with the Fund, RS Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of RSIM, L.P. or RSIM, Inc. The Trust pays each unaffiliated Trustee an annual fee of $5,000 for each series of the Trust, including the Fund and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

                                                 COMPENSATION TABLE


       Name of                Aggregate              Pension or           Estimated Annual            Total
   Person, Position          Compensation            Retirement            Benefits Upon           Compensation
                              From Trust          Benefits Accrued           Retirement         From Fund Paid to
                               in 1999            As Part of Trust                               Trustees in 1999
                                                      Expenses
------------------------------------------------------------------------------------------------------------------
Leonard Auerbach, Trustee      $90,000                    --                     --                   $0

John W. Glynn, Jr., Trustee    $90,000                    --                     --                   $0

James K. Peterson, Trustee     $95,488                    --                     --                   $0

G. Randall Hecht*, Trustee         --                     --                     --                   --
--------------------

* Denotes a Trustee who is an "interested person," as defined in the 1940 Act.

CONTROL PERSONS AND SHARE OWNERSHIP

As of March 18, 2000, all outstanding shares of the Fund were owned by RS Investment Management Co. LLC ("RSIM Co.").

On March 18, 2000 the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

The Trust's Declaration of Trust and By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it isdetermined in the manner specified in the Declaration of Trust and By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

RSIM, L.P.

RSIM Co., a Delaware limited liability company, is the owner of all of the outstanding beneficial interest in RSIM, L.P. G. Randall Hecht, Chairman and Chief Executive Officer of RSIM Co., owns 29% of the membership interest in RSIM Co.; Mr. Paul Stephens, Mr. Andrew P. Pilara, and Mr. James Callinan, portfolio managers of certain of the series of the Trust, own 22%,

15%, and 20%, respectively. The remainder of the membership interests is owned by other employees of RSIM Co. or its affiliates and by other persons otherwise unaffiliated with RSIM Co. Each of Messrs. Callinan, Hecht, Pilara, and Stephens and Messrs. David Evans and James Foster, employees of RSIM Co. or its affiliates, is a member of the Board of Managers of RSIM Co. Mr. Hecht serves as the President and Principal Executive Officer of the Trust. Mr. Pilara serves as a Trustee of the Trust.

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), RSIM, L.P., at its expense, furnishes investment management services with respect to the assets of the Fund, consistent with the investment objective and policies of the Fund and subject to the supervision and direction of the Trust's Board of Trustees, and (i) furnishes the Fund with investment advice, research, and recommendations with respect to the investment of the Fund's assets and the purchase and sale of its portfolio securities, (ii) furnishes the Trust and the Fund with reports, statements, and other data on securities, economic conditions, and other pertinent subjects, and (iii) in general superintends and manages the investments of the Fund, subject to the ultimate supervision and direction of the Board of Trustees. In addition, RSIM, L.P. provides all administrative services needed for the management and operation of the Fund and furnishes such office space and personnel as are needed by the Fund pursuant to an Administrative Services Agreement with the Fund, as described in "Administrative Services" below. The services of RSIM, L.P. to the Fund are not deemed to be exclusive, and RSIM, L.P. or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Fund may reimburse RSIM, L.P. (on a cost recovery basis only) for any services performed for the Fund by it outside its duties under the Advisory Agreement.

The Advisory Agreement provides that RSIM, L.P. shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard by it of its obligations or duties, be subject to liability to the Trust, the Fund or the shareholders of the Fund for any act or omission in the course of, or connected with, its rendering services thereunder, or for any losses that may be sustained in the purchase, holding, or sale of any security by the Fund.

The Advisory Agreement is subject to annual approval, commencing in 2002, by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or RSIM, L.P. It is terminable by RSIM, L.P., the Trust, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' written notice and will terminate automatically in the event of its assignment.

The Advisory Agreement also provides that RSIM, L.P. may, at its own expense, delegate certain of its responsibilities under the Agreement to sub-advisers for the Fund, who would be required to furnish an investment program and make investment decisions for the Funds. RSIM, L.P. has not entered into sub-advisory agreements in respect of the Fund.

MANAGEMENT AND ADMINISTRATIVE FEES

MANAGEMENT FEES. The Fund pays RSIM, L.P. fees as compensation for the services provided by it under the Advisory Agreement. The amount of these management fees is calculated daily and payable monthly at the annual rate of 1.00% of the average daily net assets of the Fund.

These management fees are higher than those paid by most other investment companies. RSIM, L.P. also may at its discretion from time to time pay Fund expenses from its own assets, or reduce the management fee of the Fund.

ADMINISTRATIVE SERVICES. The Fund has entered into an Administrative Services Agreement with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Fund and generally manages all of the business and affairs of the Fund, subject to the general oversight of the Trustees. No fees are payable by the Fund under the Administrative Services Agreement.

The Administrative Services Agreement is subject to annual approval, commencing in 2001, by (i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreement may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, on 30 days' notice to RSIM, L.P.

EXPENSES

The Fund will pay all expenses related to its operation which are not borne by an RSIM, L.P., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428 ("Provident" or the "Distributor"), the Trust's distributor, under the Fund's 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of RSIM, L.P. or Provident, SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment decisions for the Fund and for the other investment advisory clients of RSIM, L.P. and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in opinion of RSIM, L.P. is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RSIM, L.P. employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Fund.

Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receives brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, RSIM, L.P. receives brokerage and research services and other similar services from many broker-dealers with which they place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by managers and analysts of RSIM, L.P. Where the services referred to above are not used exclusively by RSIM, L.P. for research purposes, RSIM, L.P., based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to RSIM, L.P. and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because RSIM, L.P. or its affiliates receive these services, even though RSIM, L.P. might otherwise be required to purchase some of these services for cash.

RSIM, L.P. places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. RSIM, L.P. seeks the best overall terms available for the Fund, except to the extent RSIM, L.P. may be permitted to pay higher brokerage commissions as described below. In doing so, RSIM, L.P., having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, RSIM, L.P. may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to RSIM, L.P. an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The authority of RSIM, L.P. to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. RSIM, L.P. does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. will use its best efforts to obtain the best overall terms available with respect to such transactions.

                                DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (the "Plan"). Pursuant to the Plan, the Fund may pay distribution fees to Provident Distributors, Inc. (the "Distributor") for services the Distributor renders and costs and expenses it incurs in connection with the promotion and distribution of the Fund's shares, at an annual rate of 0.25% of the Fund's average daily net assets. Such expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Fund and payments to dealers, financial institutions, advisers, or other firms. They may also include the Distributor's overhead expenses attributable to the distribution of the Fund's shares, which may include, for example, expenses for office space, communications, and salaries of the Distributor's personnel, and any other of the Distributor's expenses attributable to the distribution of the Fund's shares. RSIM, L.P. and its affiliates provide certain services to the Distributor in respect of the promotion of the shares of the Funds. In return for those services, the Distributor pays to RSIM, L.P. a portion of the payments received by the Distributor under the Plan. The Plan is a "compensation" plan.

                        HOW NET ASSET VALUE IS DETERMINED

The Fund determines the net asset value per share once daily, as of 4:30 p.m. eastern time, on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Independence Day (observed), Labor Day, Thanksgiving, and Christmas.

Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, their fair value is determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                      TAXES

The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital gains.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

With respect to investment income and gains received by the Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. Thus, the Fund's yield on foreign investments would be decreased by such taxes. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     The Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to non-corporate shareholders who fail to furnish the Fund with a correct taxpayer identification number, who have underreported dividends or interest income, or who fail to certify to the Fund that they are not subject to such withholding. An individual's taxpayer identification number is his or her social security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net capital gain received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Fund.

     The IRS recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 2000 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to local, state and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, and foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund. Statements as to the tax status of distributions will be mailed annually.

                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     At times, RSIM, L.P. may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

     All data are based on past performance and do not predict future results.

PERFORMANCE INFORMATION

     Yield and total return data for the Fund's shares may from time to time be included in advertisements about the Fund. The Fund's "yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the net asset value per share on the last day of that period. "Total return" for one-, five-, and ten-year periods, and for the life of the Fund, through the most recent calendar quarter represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in the Fund's shares. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Fund's performance may be compared to various indices. Information may be presented in advertisements about the Fund describing the background and professional experience of RSIM, L.P. or any portfolio manager.

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, the Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     The Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index, or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. The Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of RSIM, L.P. may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time the Fund may present a statistical measure of the volatility of the Fund's performance relative to the volatility of the performance of the S&P 500. The Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if the Fund's portfolio volatility perfectly represents that of the S&P 500, the Fund's beta would be
1.0. If the Fund's beta is greater than 1.0, the Fund's portfolio would tend to represent a greater market risk than the S&P 500 because the Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if the Fund's beta is 1.1, the Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If the Fund's beta is 0.9, the Fund's performance would tend to vary 10% less than the performance of the S&P 500. The correlation is not usually exact because, depending upon the diversification of the Fund's portfolio, a beta of less than
1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:

                                                       n          _  _
                                                       ERFTRMT - nRFRM

                                       (beta)  =      --------------
                                                      n           _
                                                      ER2MT  - NR2M

  Where:  n     =  number of months measured

          RFT   =  rate of return on the Fund in month T

          RMT   =  rate of return on the market index, i.e., the S&P 500, in month T

          -
          RF    =  arithmetic average monthly rate of return of the Fund

          -
          RM    =  arithmetic average monthly rate of return on the market index, i.e., the S&P 500

                             ADDITIONAL INFORMATION

TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Fund's transfer agent and dividend-paying agent ("Transfer Agent"). PFPC Trust Company ("PFPC Trust"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund's custodian ("Custodian"). As Custodian, PFPC Trust and subcustodians approved by the Board of Trustees hold the securities in the Fund's portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.


                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the "AAA," "DDD," "DD," or "D" categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

a(i). Amended and Restated Agreement and Declaration of Trust of Registrant.(J)

a(ii). Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.(J)

b.        Copy of By-Laws of Registrant as amended through July 22, 1997.(G)

c(i).     Specimen Share Certificate(A)

c(ii). Portions of Amended and Restated Agreement and Declaration of Trust Relating to Shareholders' Rights.(J)

c(iii).   Portions of By-laws Relating to Shareholders' Rights.(J)

d(i). Investment Advisory Agreement between RS Investment Management, L.P. and Registrant (on behalf of each of The Contrarian Fund-TM-, RS Diversified Growth Fund, RS Global Value Fund, RS Global Natural Resources Fund, RS Mid Cap Opportunities Fund (formerly, RS Growth & Income Fund), The Information Age Fund-TM-, RS MicroCap Growth Fund, RS Partners Fund and RS Value + Growth Fund.(J)

d(ii). Investment Advisory Agreement between RS Investment Management, Inc. and Registrant (on behalf of RS Emerging Growth Fund).(J)

d(iii). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of
          RS International Fund).(H)

d(iv). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of
          RS Asia Fund).(I)

d(v). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of RS International Investors Fund).(I)

d(vi). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of RS Large Capitalization Equity Income Fund).(I)

d(vii). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of RS Large Capitalization Value Fund).(I)

d(viii). Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of RS 50/500 Fund).(I)

d(ix). Sub-Advisory Agreement among RS Investment Management, L.P., Elijah Asset Management, LLC and Registrant (on behalf of each of The Information Age Fund-TM- and RS Value + Growth Fund).(J)

d(x). Sub-Advisory Agreement among RS Investment Management, L.P., Eastbourne Management, L.L.C. and the Registrant (on behalf of The Contrarian Fund-TM-).(J)

d(xi). Form of Investment Advisory Agreement between RS Investment Management, L.P. and Registrant (on behalf of RS Internet Age Fund).(L)

d(xii). Form of Investment Advisory Agreement between RS Investment Management, L.P. and Registrant (on behalf of RS Aggressive Growth Fund).(M)

e.        Distribution Agreement with Provident Distributors, Inc.(J)

f.        Inapplicable.

g.        Form of Custodian Agreement between Registrant and PFPC Trust
          Company.(J)

h(i).     Administrative Services Agreement.(J)

h(ii). Form of Sub-Administration and Accounting Services Agreement between Registrant and PFPC, Inc.(J)

h(iii).   Form of Revised Schedule A to Administratve Services Agreement.(L)

h(iv)     Form of Further Revised Schedule A to Adminstrative Services
          Agreement.(M)

i(i).     Opinion and Consent of Ropes & Gray.(K)

i(ii) Opinion and Consent of Ropes & Gray (with respect to RS Internet Age Fund).(L)

i(iii). Opinion and Consent of Ropes & Gray (with respect to RS Aggressive Growth Fund).*

j.        Inapplicable.

k.        Inapplicable.

l.        Letter of Understanding Relating to Initial Capital.(A,D)

m(i). Distribution Plan Pursuant to Rule 12b-1 dated September 30, 1997 (for Class A shares).(G)

m(ii)     Form of Revised Schedule A to Distribution Plan.(L)

m(iii).   Form of Revised Schedule A to Distribution Plan.(M)

n(i)-(xx).Financial Data Schedules for Period ending December 31, 1998.(K)

o.        18f-3 Plan.(F)

p.        Power of Attorney.(J)

          Incorporated by a reference to like-numbered exhibits:

(A)       Previously filed as part of the Registration Statement filed
          August 12, 1987.
(B) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
(C) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
(D) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
(E) Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
(F) Previously filed as part of the Post-Effective Amendment No. 28 to the Registration Statement on March 24, 1997.
(G) Previously filed as part of the Post-Effective Amendment No. 30 to the Registration Statement on December 29, 1997.
(H) Previously filed as part of the Post-Effective Amendment No. 32 to the Registration Statement on March 12, 1998.
(I) Previously filed as part of the Post-Effective Amendment No. 33 to the Registration Statement on March 27, 1998.
(J) Previously filed as part of the Post-Effective Amendment No. 34 to the Registration Statement on March 4, 1999.
(K) Previously filed as part of the Post-Effective Amendment No. 35 to the Registration Statement on May 3, 1999.
(L) Previously filed as part of the Post-Effective Amendment No. 36 to the Registration Statement on October 8, 1999.
(M) Previously filed as part of the Post-Effective Amendment No. 37 to the Registration Statement on February 18, 2000.

           *   Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25. INDEMNIFICATION.

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Each of RS Investment Management, L.P. (formerly, Robertson, Stephens & Company Investment Management, L.P.) ("RSIM, L.P."), RS Investment Management, Inc. ("RSIM, Inc."), Elijah Asset Management, LLC and Eastbourne Management, L.L.C. is engaged in the provision of investment advisory and management services to mutual funds, private investment pools (including hedge funds), and private accounts.

Information about G. Randall Hecht, the chief executive officer of RSIM, L.P. and RSIM, Inc., is set forth in Part B herein. Information about James Callinan, a managing director of RSIM, L.P. and RSIM, Inc. is set forth in Part A herein. Information about Andrew P. Pilara, Jr., also a managing director of RSIM, L.P. and RSIM, Inc. is set forth in Part B herein.

Paul H. Stephens, a managing director of RSIM, L.P. and RSIM, Inc., was previously a founding partner, managing director, and chief investment officer of Robertson, Stephens & Company LLC (now BancBoston Robertson Stephens).

Information about Ronald E. Elijah, the sole managing member of Elijah Asset Management, LLC, is set forth in Part A herein.

John McNiff, a member of Elijah Asset Management, has been a member of Golden Gate Fund Management, an investment adviser, since December 1998. Mr. McNiff has also been the managing director of Longwood Investment Advisors, Inc. (Three Radnor Corp. Center, Radnor, PA), an investment adviser, since December 1993. In addition Mr. McNiff is an indirect limited partner of Chartwell Investment Partners (1235 Westlakes Drive, Suite 330, Berwyn, PA), an investment adviser. Mr. McNiff serves as Director of both Longwood Offshore Management, Ltd and Wineup Corp. (both at 1235 Westlakes Drive, Suite 330, Berwyn, PA), both investment advisers. Mr. McNiff has served as an officer of Trinity Capital Partners (Three Radnor Corp. Center, Radnor, PA), an investment adviser, since July 1990. Mr. McNiff served as chairman of the board of CAM Investment Advisors, Inc. (Three Radnor Corp. Center, Radnor,
PA), an investment adviser, until May 1998.

Mr. Rick Barry is a manager and member of Eastbourne Management, L.L.C. ("Eastbourne"). Mr. Barry was previously a managing director of RS Investment Management. Each of Mr. Chris Bonomo, Mr. Jim Carruthers, Jr., Ms. Cathy O'Neill and Mr. Jeff Heely is a manager and member of Eastbourne.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Provident Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Pacific Horizon Funds, Inc., Time Horizon Funds, World Horizon Funds, Inc., Pacific Innovations Trust, International Dollar Reserve Fund I, Ltd., Municipal Fund for Temporary Investment, Municipal Fund for New York Investors, Inc., Municipal Fund for California Investors, Inc., Temporary Investment Fund, Inc., Trust for Federal Securities, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., WT Mutual Fund, Kalmar Pooled Investment Trust, The RBB Fund, Inc., RS Investment Trust, Hilliard- Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., The Rodney Square Fund, Inc., The Rodney Square Tax-Exempt Fund, Inc., The Rodney Square Strategic Equity Fund, Inc., The Rodney Square Strategic Fixed-Income Fund, Inc., The BlackRock Funds, Inc. (distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.), The OffitBank Investment Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.), The OffitBank Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.) and CVO Greater China Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.).

(b) For information as to the business, profession, vocation or employment of a substantial nature of each of the Distributor, its officers and partners, reference is made to the Form BD filed by the Distributor (File No. 8-46564), which is incorporated by reference herein.

(c)  Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 388 Market Street, Suite 200, San Francisco, CA 94111 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company of 1940, the Registrant, RS Investment Trust, has duly caused this Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 19th of March, 2000.

                                 RS INVESTMENT TRUST

                                 By:   /s/ G. RANDALL HECHT
                                 ----------------------------------------
                                President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below, on March 19, 2000, by the following persons in the capacities indicated.

SIGNATURE                                             CAPACITY

/S/ G. RANDALL HECHT                               Principal Executive Officer
-------------------------
G. Randall Hecht                                   and Trustee

/S/STEVEN COHEN                                    Treasurer
-------------------------
Steven Cohen

LEONARD B. AUERBACH*                               Trustee
-------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                                Trustee
-------------------------
John W. Glynn, Jr.

JAMES K. PETERSON*                                 Trustee
-------------------------
James K. Peterson

*BY /S/ G. RANDALL HECHT
 G. RANDALL HECHT, ATTORNEY-IN-FACT PURSUANT
TO THE POWERS OF ATTORNEY PREVIOUSLY FILED.

EXHIBIT INDEX

EXHIBIT NO.     TITLE

i(iii). Opinion and Consent of Ropes & Gray (with respect to RS Aggressive Growth Fund).